Property and Equipment - Schedule of Property and Equipment (Details) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment		$ 3,706,656	$ 608,686
Less: accumulated depreciation		(286,522)	(65,895)
Total property and equipment, net		$ 3,420,132	542,791
Leasehold Improvements [Member]
Estimated Useful Life		Shorter of asset or lease term
Total property and equipment		$ 1,424,904	254,515
Medical Equipment [Member]
Estimated Useful Life in Years		5 years
Total property and equipment		$ 747,632	242,899
Office Furniture and Fixtures [Member]
Estimated Useful Life in Years		7 years
Total property and equipment		$ 44,934	2,431
Computers [Member]
Total property and equipment		$ 20,837	9,539
Vehicles [Member]
Estimated Useful Life in Years		3 years
Total property and equipment		$ 2,250
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Total property and equipment	$ 415,080		415,080	415,080
Less: accumulated depreciation	(394,058)		(386,510)	(368,580)
Total property and equipment, net	$ 21,022		28,570	46,500
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member] | Leasehold Improvements [Member]
Estimated Useful Life	Shorter of asset or lease term
Total property and equipment	$ 47,597		47,597	47,597
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member] | Medical Equipment [Member]
Estimated Useful Life in Years	5 years
Total property and equipment	$ 245,214		245,214	245,214
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member] | Office Furniture and Fixtures [Member]
Estimated Useful Life in Years	7 years
Total property and equipment	$ 26,476		26,476	26,476
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member] | Computers [Member]
Estimated Useful Life in Years	1 year 6 months
Total property and equipment	$ 32,726		32,726	32,726
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member] | Vehicles [Member]
Estimated Useful Life in Years	5 years
Total property and equipment	$ 63,067		$ 63,067	$ 63,067